Equity (Details - Warrant Activity) - Warrants [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding, Beginning | shares	4,133,252
Weighted average exercise price per share, Beginning | $ / shares	$ 4.35
Number of warrants, Granted | shares	0
Weighted average exercise price per share, Granted | $ / shares	$ 0
Number of warrants, Exercised | shares	(1,863,958)
Weighted average exercise price per share, Exercised | $ / shares	$ 0.39
Number of warrants, Forfeited | shares	0
Weighted average exercise price per share, Forfeited | $ / shares	$ 0
Number of warrants, Expired | shares	(467)
Weighted average exercise price per share, Expired | $ / shares	$ 45.00
Number of warrants outstanding, Ending | shares	2,268,827
Weighted average exercise price per share, Ending | $ / shares	$ 7.59
Number of warrants outstanding, Exercisable | shares	2,268,827
Weighted average exercise price per share, Exercisable | $ / shares	$ 7.59